UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2022

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of February 28, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2021 to February 28, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$976.10	0.85%	$4.16
Class C	1,000.00	971.80	1.60%	7.82
Institutional Class	1,000.00	976.50	0.60%	2.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Minnesota Intermediate Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$971.70	0.74%	$3.62
Class C	1,000.00	968.70	1.56%	7.61
Institutional Class	1,000.00	973.50	0.56%	2.74
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.12	0.74%	$3.71
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$975.80	0.89%	$4.36
Class C	1,000.00	972.20	1.64%	8.02
Institutional Class	1,000.00	976.90	0.64%	3.14
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.61%
Corporate Revenue Bonds	1.37%
Education Revenue Bonds	19.51%
Electric Revenue Bonds	8.14%
Healthcare Revenue Bonds	22.19%
Housing Revenue Bonds	0.51%
Lease Revenue Bonds	2.05%
Local General Obligation Bonds	13.64%
Pre-Refunded/Escrowed to Maturity Bonds	3.33%
Special Tax Revenue Bonds	4.62%
State General Obligation Bonds	13.81%
Transportation Revenue Bonds	4.63%
Water & Sewer Revenue Bonds	2.81%
Short-Term Investments	2.56%
Total Value of Securities	99.17%
Receivables and Other Assets Net of Liabilities	0.83%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.36%
Minnesota	92.23%
Puerto Rico	6.23%
US Virgin Islands	0.35%
Total Value of Securities	99.17%

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.01%
Corporate Revenue Bond	1.04%
Education Revenue Bonds	15.69%
Electric Revenue Bonds	4.90%
Healthcare Revenue Bonds	21.43%
Housing Revenue Bonds	0.64%
Lease Revenue Bonds	4.27%
Local General Obligation Bonds	19.77%
Pre-Refunded/Escrowed to Maturity Bonds	3.73%
Special Tax Revenue Bonds	3.26%
State General Obligation Bonds	18.20%
Transportation Revenue Bonds	3.82%
Water & Sewer Revenue Bonds	2.26%
Short-Term Investments	0.29%
Total Value of Securities	99.30%
Receivables and Other Assets Net of Liabilities	0.70%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.76%
Minnesota	93.03%
Puerto Rico	5.51%
Total Value of Securities	99.30%

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.20%
Corporate Revenue Bonds	1.80%
Education Revenue Bonds	24.28%
Electric Revenue Bonds	4.59%
Healthcare Revenue Bonds	30.03%
Housing Revenue Bonds	1.64%
Lease Revenue Bonds	2.39%
Local General Obligation Bonds	7.70%
Pre-Refunded/Escrowed to Maturity Bonds	4.41%
Special Tax Revenue Bonds	4.72%
State General Obligation Bonds	11.82%
Transportation Revenue Bonds	3.87%
Water & Sewer Revenue Bonds	0.95%
Short-Term Investments	0.71%
Total Value of Securities	98.91%
Receivables and Other Assets Net of Liabilities	1.09%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	90.41%
Puerto Rico	8.50%
Total Value of Securities	98.91%

Schedules of investments
Delaware Tax-Free Minnesota Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 96.61%
Corporate Revenue Bonds – 1.37%
Cottonwood Revenue
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$936,320
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	7,250,000	7,300,605
		8,236,925
Education Revenue Bonds – 19.51%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	886,301
Series A 4.25% 7/1/47	1,550,000	1,623,687
Series A 4.375% 7/1/52	400,000	420,352
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,338,083
Series A 5.00% 3/1/39	385,000	395,992
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,048
Series A 5.00% 7/1/45	1,390,000	1,438,719
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	2,000,000	2,162,540
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	753,865
Series A 5.00% 11/1/48	2,800,000	2,981,748
Duluth Independent School District No. 709 Certificates of
Participation
Series B 5.00% 2/1/28	350,000	412,111
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	441,076
Series A 5.375% 8/1/50	1,690,000	1,867,686
Series A 5.50% 8/1/36	580,000	597,470
Series A 5.75% 8/1/44	1,190,000	1,226,759
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	812,897
Series A 5.00% 7/1/47	2,290,000	2,413,133

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	$601,518
Series A 5.00% 7/1/44	1,770,000	1,819,241
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	940,197
Series A 5.00% 7/1/47	2,300,000	2,409,342
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	491,972
5.50% 8/1/49	2,260,000	2,366,333
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	5,781,214
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,355,150
5.00% 5/1/47	250,000	267,928
(Carleton College)
4.00% 3/1/35	1,000,000	1,092,730
4.00% 3/1/36	415,000	454,052
5.00% 3/1/44	2,110,000	2,437,219
(College of St. Benedict)
Series 8-K 4.00% 3/1/43	1,000,000	1,055,480
(College of St. Scholastica)
4.00% 12/1/29	280,000	312,852
4.00% 12/1/30	290,000	322,599
4.00% 12/1/33	500,000	552,895
4.00% 12/1/34	500,000	551,965
4.00% 12/1/40	1,200,000	1,310,820
(Gustavus Adolphus College)
5.00% 10/1/47	5,600,000	6,394,416
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,005,715
Series A 5.00% 10/1/35	875,000	1,016,986
Series A 5.00% 10/1/45	2,120,000	2,426,743
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	556,080
Series 8-I 5.00% 10/1/33	250,000	278,193
(St. Olaf College)
3.00% 10/1/41	1,585,000	1,625,814

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
4.00% 10/1/46	1,625,000	$1,813,337
4.00% 10/1/50	565,000	628,608
Series 8-G 5.00% 12/1/31	745,000	830,340
Series 8-G 5.00% 12/1/32	670,000	746,233
Series 8-N 4.00% 10/1/35	500,000	543,035
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,027,781
Series B 5.00% 10/1/38	1,000,000	1,075,060
Series B 5.00% 10/1/39	170,000	182,568
Series B 5.00% 10/1/40	625,000	670,581
Series B 5.00% 10/1/47	1,060,000	1,128,656
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,627,973
4.00% 10/1/37	750,000	841,687
4.00% 10/1/44	1,255,000	1,391,042
5.00% 10/1/40	500,000	598,715
Series 8-L 5.00% 4/1/35	1,250,000	1,395,712
Series A 4.00% 10/1/34	400,000	440,216
Series A 4.00% 10/1/36	500,000	549,475
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	885,000	860,070
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	536,983
Series A 5.00% 9/1/44	1,165,000	1,191,865
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	875,000	764,243
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,945,000	1,999,207
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	318,288
Series A 144A 5.50% 7/1/52 #	735,000	796,211
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	750,000	840,848
Series A 5.75% 9/1/46	1,000,000	1,108,230

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	$516,630
Series A 4.125% 9/1/47	1,750,000	1,794,397
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,440,000	1,539,922
University of Minnesota
Series A 5.00% 11/1/32	985,000	1,240,824
Series A 5.00% 4/1/34	925,000	1,047,784
Series A 5.00% 9/1/34	2,875,000	3,379,045
Series A 5.00% 4/1/35	3,175,000	3,595,116
Series A 5.00% 4/1/36	2,650,000	2,999,535
Series A 5.00% 4/1/37	1,125,000	1,272,904
Series A 5.00% 11/1/39	3,880,000	4,847,400
Series A 5.00% 9/1/40	1,560,000	1,826,230
Series A 5.00% 9/1/41	1,750,000	2,046,625
Series A 5.00% 4/1/44	3,000,000	3,607,680
(State Supported Biomedical Science Research
Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	1,281,210
Series A 5.00% 8/1/35	2,200,000	2,981,176
Series A 5.00% 8/1/36	500,000	686,415
		117,030,778
Electric Revenue Bonds — 8.14%
Central Minnesota Municipal Power Agency
(Southeast Twin Cities Transmission Project)
4.00% 1/1/42 (AGM)	340,000	381,460
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	392,658
Series A 5.00% 10/1/30	1,150,000	1,290,162
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,080,610
5.00% 10/1/29	395,000	431,225
5.00% 10/1/30	500,000	545,855
5.00% 10/1/33	1,205,000	1,314,547
5.00% 10/1/47	2,000,000	2,248,960
Series A 5.00% 10/1/30	1,060,000	1,157,213
Series A 5.00% 10/1/34	750,000	817,980
Series A 5.00% 10/1/35	1,525,000	1,661,594

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	$608,402
5.00% 1/1/28	560,000	635,642
5.00% 1/1/29	805,000	909,222
5.00% 1/1/30	520,000	583,190
5.00% 1/1/31	200,000	228,810
5.00% 1/1/32	210,000	240,043
5.00% 1/1/35	160,000	182,334
5.00% 1/1/36	180,000	205,036
5.00% 1/1/41	400,000	453,860
Series A 5.00% 1/1/25	125,000	129,039
Series A 5.00% 1/1/26	425,000	438,621
Series A 5.00% 1/1/31	520,000	536,666
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	443,437
Series AAA 5.25% 7/1/25 ‡	250,000	259,063
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,942,969
Series WW 5.00% 7/1/28 ‡	1,775,000	1,830,469
Series WW 5.25% 7/1/33 ‡	1,250,000	1,295,312
Series XX 4.75% 7/1/26 ‡	260,000	267,150
Series XX 5.25% 7/1/40 ‡	750,000	777,187
Series XX 5.75% 7/1/36 ‡	925,000	965,469
Series ZZ 4.75% 7/1/27 ‡	210,000	215,775
Series ZZ 5.25% 7/1/24 ‡	350,000	362,688
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,587,510
Series A 5.00% 12/1/47	2,265,000	2,557,819
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,455,292
Series A 5.00% 1/1/42	1,500,000	1,745,565
Series A 5.00% 1/1/46	2,000,000	2,209,360
Series A 5.00% 1/1/47	3,130,000	3,622,224
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation
Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,774,700
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,346,792
Series A 4.00% 10/1/31	885,000	961,721
Series A 4.00% 10/1/33	365,000	394,656

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Supply
Revenue
(Red Rock Hydroelectric Project)
Series A 5.00% 1/1/49	2,875,000	$3,379,361
		48,867,648
Healthcare Revenue Bonds — 22.19%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,135,409
5.375% 11/1/34	320,000	335,533
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path
Project)
5.00% 9/1/43	465,000	480,033
5.00% 9/1/58	3,220,000	3,292,450
(PHS Apple Valley Senior Housing, Inc.- Orchard Path
Phase II Project)
4.00% 9/1/51	500,000	500,710
4.00% 9/1/61	500,000	492,180
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	1,188,213
2nd Tier Series B 5.25% 1/1/37	480,000	397,397
4th Tier Series D 7.00% 1/1/37	1,585,000	1,230,150
4th Tier Series D 7.25% 1/1/52	2,580,000	1,878,936
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities
Project)
Series A 5.50% 12/1/48	2,350,000	2,399,632
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	458,739
5.00% 6/1/48	1,000,000	1,010,060
5.00% 6/1/53	2,450,000	2,470,972
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	551,975
4.00% 11/1/41	800,000	871,544
5.00% 11/1/26	500,000	543,190

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/44	500,000	$508,590
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	103,150
5.00% 5/1/44	1,500,000	1,533,405
5.00% 5/1/51	1,585,000	1,625,164
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	282,041
Series A 144A 5.00% 8/1/46 #	2,380,000	2,394,899
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	732,249
Series A 5.00% 4/1/40	705,000	706,586
Series A 5.00% 4/1/48	315,000	315,050
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,216,760
Series A 5.00% 2/15/48	2,850,000	3,278,868
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 3.00% 6/15/44	850,000	824,933
Series A 4.00% 6/15/34	215,000	240,862
Series A 4.00% 6/15/36	990,000	1,103,489
Series A 4.00% 6/15/37	380,000	421,876
Series A 4.00% 6/15/38	150,000	167,306
Series A 4.00% 6/15/39	150,000	166,839
Unrefunded Balance 6.00% 6/15/39	3,490,000	3,535,859
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	500,915
4.00% 4/1/25	660,000	661,102
4.00% 4/1/31	60,000	60,063
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	645,071
5.75% 2/1/44	500,000	493,230
(St. John's Lutheran Home of Albert Lea Project)
5.375% 10/1/44	575,000	567,933

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	$2,177,060
5.00% 5/1/27	1,400,000	1,625,932
5.00% 5/1/29	1,000,000	1,156,050
5.00% 5/1/30	850,000	979,931
5.00% 5/1/31	500,000	575,100
5.00% 5/1/32	500,000	574,345
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,102,270
5.00% 9/1/32	1,000,000	1,101,460
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	3,500,000	3,590,230
Minneapolis Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	3,000,000	3,437,820
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,114,584
Series A 5.00% 11/15/33	825,000	944,315
Series A 5.00% 11/15/34	500,000	555,725
Series A 5.00% 11/15/35	1,000,000	1,193,680
Series A 5.00% 11/15/44	1,000,000	1,105,770
Series A 5.00% 11/15/49	3,475,000	4,054,074
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	503,335
5.25% 11/1/45	1,950,000	1,963,845
5.375% 11/1/50	455,000	458,508
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/28	1,550,000	1,808,385
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	2,980,000	3,114,219
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,542,858
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,287,795

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.30% 9/1/37	1,200,000	$1,212,012
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	1,350,000	1,332,666
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	965,087
5.00% 9/1/24	575,000	624,559
5.00% 9/1/25	750,000	813,030
5.00% 9/1/26	575,000	622,259
5.00% 9/1/27	405,000	437,364
5.00% 9/1/28	425,000	458,783
5.00% 9/1/29	425,000	458,822
5.00% 9/1/34	730,000	788,641
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	5,819,393
5.00% 5/1/48	5,090,000	5,981,055
Series A 4.00% 5/1/37	965,000	1,040,550
Series A 5.00% 5/1/46	3,715,000	4,162,918
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,680,398
Series A 5.00% 11/15/47	1,560,000	1,789,788
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,434,476
Series A 5.00% 7/1/32	3,000,000	3,313,590
Series A 5.00% 7/1/33	1,260,000	1,390,838
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	3,100,000	3,138,750
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,285
Series A 5.375% 5/1/43	500,000	500,055

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	$507,310
4.00% 8/1/44	800,000	811,296
5.00% 8/1/49	1,000,000	1,049,450
5.00% 8/1/54	875,000	916,195
West St. Paul Housing and Health Care Facilities
Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	239,023
4.75% 11/1/52	750,000	707,250
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	512,855
5.125% 12/1/44	1,605,000	1,638,015
		133,137,367
Housing Revenue Bonds — 0.51%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	650,000	598,631
Series I 2.20% 1/1/51	1,230,000	1,093,273
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	1,330,000	1,349,178
		3,041,082
Lease Revenue Bonds — 2.05%
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	1,250,000	1,307,688
Series A 5.00% 6/1/43	3,835,000	4,006,616
Series B 5.00% 3/1/28	2,500,000	2,508,725
Series B 5.00% 3/1/29	1,000,000	1,003,470
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,691,107
Series C 5.00% 8/1/35	1,645,000	1,777,143
		12,294,749

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 13.64%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement
Program)
Series A 3.00% 2/1/43	750,000	$769,582
Series A 4.00% 2/1/32	300,000	336,096
Blooming Prairie Independent School District No. 756
(School Building)
Series A 3.00% 2/1/33	200,000	212,724
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,642,545
Series A 4.00% 2/1/43	3,500,000	3,806,915
Burnsville-Eagan-Savage Independent School District No.
191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	987,684
Series A 4.00% 2/1/29	1,800,000	1,930,824
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/27	1,905,000	2,164,175
City of Marshall
Series B 4.00% 4/1/28	275,000	313,374
Series B 4.00% 4/1/29	285,000	329,488
Duluth
(DECC Improvement)
Series A 5.00% 2/1/30	630,000	712,883
Series A 5.00% 2/1/32	1,000,000	1,130,750
Series A 5.00% 2/1/33	3,585,000	4,050,835
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	174,739
Series A 4.00% 2/1/28	1,250,000	1,362,663
Hennepin County
Series A 5.00% 12/1/26	2,635,000	3,075,467
Series A 5.00% 12/1/33	2,000,000	2,526,940
Series A 5.00% 12/1/36	940,000	1,088,680
Series A 5.00% 12/1/37	5,495,000	6,424,385
Series A 5.00% 12/1/38	3,310,000	3,902,126
Series B 5.00% 12/1/30	1,000,000	1,164,160
Series C 5.00% 12/1/28	1,500,000	1,835,505
Series C 5.00% 12/1/30	1,245,000	1,449,379
Series C 5.00% 12/1/37	3,000,000	3,470,040

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Lakeville Independent School District No. 194
Series B 4.00% 2/1/28	1,975,000	$2,246,088
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/30	445,000	490,933
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	512,195
Series A 4.00% 2/1/37	600,000	681,786
Series A 4.00% 2/1/38	625,000	709,062
Series A 5.00% 2/1/33	1,420,000	1,880,194
Series B 4.00% 2/1/36	945,000	1,075,608
Series B 4.00% 2/1/37	1,255,000	1,426,069
Series B 4.00% 2/1/38	1,305,000	1,480,522
Series D 5.00% 2/1/33	1,710,000	2,163,783
Series D 5.00% 2/1/34	1,900,000	2,401,885
(School Building)
Series B 4.00% 2/1/37	1,000,000	1,149,850
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement
Program)
Series A 4.00% 2/1/43	3,000,000	3,252,840
Mountain Iron-Buhl Independent School District No. 712
(School Building)
Series A 4.00% 2/1/26	1,315,000	1,441,911
St Paul Independent School District No. 625
(School Building)
Series D 4.00% 2/1/32	200,000	220,784
St. Michael-Albertville Independent School District No.
885
(School Building)
Series A 5.00% 2/1/27	1,865,000	2,126,380
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax)
Series A 4.00% 2/1/35 (AGM)	500,000	551,470
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,269,956
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	10,645,000	10,922,941
		81,866,216

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 3.33%
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32-22 §	3,750,000	$3,798,263
6.00% 6/15/39-22 §	80,000	81,199
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	358,613
Series 7-Q 5.00% 10/1/24-22 §	475,000	486,690
Series 7-Q 5.00% 10/1/27-22 §	200,000	204,922
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School)
Series A 144A 5.00% 8/1/22 #	2,355,000	2,397,625
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27-23 §	295,000	314,948
Series B 5.00% 12/1/28-23 §	275,000	293,596
Series B 5.00% 12/1/31-23 §	1,365,000	1,457,301
Series B 5.00% 12/1/33-23 §	300,000	320,286
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/24-23 §	295,000	310,104
5.00% 7/1/33-23 §	650,000	683,280
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	1,027,545
Series A 5.00% 11/15/30-25 §	670,000	756,544
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,277,680
Series A 5.00% 1/1/46-24 §	3,000,000	3,208,260
		19,976,856
Special Tax Revenue Bonds – 4.62%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/30	250,000	260,460
Puerto Rico Infrastructure Financing Authority Revenue
Series B 5.00% 7/1/41 ‡	5,000,000	2,593,750
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.557% 7/1/46 ^	22,980,000	7,465,282
Series A-1 4.75% 7/1/53	11,719,000	12,960,511

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	$712,863
Series G 5.00% 11/1/31	1,500,000	1,632,090
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien)
5.00% 10/1/29 (AGM)	2,000,000	2,075,540
		27,700,496
State General Obligation Bonds – 13.81%
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 5.50% 6/1/22 #	485,000	494,094
(Public Improvement)
Series B 5.75% 7/1/38 ‡	2,530,000	2,495,187
Unrefunded Balance Series A 5.125% 7/1/31 ‡	3,000,000	2,996,250
Minnesota
(State Trunk Highway)
Series E 5.00% 10/1/26	3,395,000	3,938,234
(Various Purposes)
Series A 4.00% 9/1/39	1,480,000	1,734,989
Series A 4.00% 9/1/40	1,410,000	1,649,897
Series A 5.00% 8/1/27	7,590,000	8,511,122
Series A 5.00% 8/1/29	3,200,000	3,583,808
Series A 5.00% 8/1/30	13,480,000	15,965,938
Series A 5.00% 9/1/31	3,500,000	4,512,585
Series A 5.00% 8/1/32	3,875,000	4,206,506
Series A 5.00% 8/1/33	2,075,000	2,501,247
Series A 5.00% 10/1/33	3,000,000	3,543,510
Series A 5.00% 8/1/35	5,975,000	7,265,986
Series A 5.00% 8/1/38	5,335,000	6,498,472
Series A 5.00% 8/1/40	1,750,000	2,174,288
Series A Unrefunded Balance 4.00% 8/1/27	955,000	967,463
Series D 5.00% 8/1/26	6,000,000	6,928,800
Series D 5.00% 8/1/27	2,525,000	2,913,522
		82,881,898
Transportation Revenue Bonds – 4.63%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,429,721
Series C 5.00% 1/1/29	410,000	472,943
Series C 5.00% 1/1/33	850,000	976,233

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Senior)
Series C 5.00% 1/1/36	600,000	$689,358
Series C 5.00% 1/1/41	600,000	688,068
Series C 5.00% 1/1/46	1,595,000	1,814,935
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,060,780
Series A 5.00% 1/1/44	3,000,000	3,522,300
Series A 5.00% 1/1/49	5,000,000	5,835,200
Series B 5.00% 1/1/44 (AMT)	3,595,000	4,171,063
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,105,956
		27,766,557
Water & Sewer Revenue Bonds – 2.81%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,180,437
Metropolitan Council General Obligation Wastewater
Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,438,712
Series B 5.00% 9/1/25	2,000,000	2,042,160
Series C 4.00% 3/1/31	3,120,000	3,470,875
Series C 4.00% 3/1/32	3,225,000	3,584,394
Series E 5.00% 9/1/23	2,000,000	2,042,160
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,104,030
		16,862,768
Total Municipal Bonds (cost $564,235,113)		579,663,340

Short-Term Investments – 2.56%
Variable Rate Demand Notes – 2.56%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.09% 11/15/48
(LOC – Wells Fargo Bank N.A.)	8,290,000	8,290,000
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System)
Series B-1 0.06% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	850,000	850,000

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System)
Series B-2 0.06% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	6,205,000	$6,205,000
Total Short-Term Investments (cost $15,345,000)		15,345,000
Total Value of Securities–99.17%
(cost $579,580,113)		$595,008,340

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $14,920,083, which represents 2.49% of the Fund's net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.01%
Corporate Revenue Bond – 1.04%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	885,000	$891,177
		891,177
Education Revenue Bonds – 15.69%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	448,426
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	485,000	501,757
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	320,872
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	430,780
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	432,650
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/29	530,000	552,933
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	500,000	531,185
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	525,000	549,544
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	750,000	819,525
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	504,021
5.00% 10/1/35	555,000	642,623
(St. Catherine University)
Series A 5.00% 10/1/35	565,000	656,683
(St. John's University)
Series 8-I 5.00% 10/1/31	130,000	144,732
(St. Olaf College)
3.00% 10/1/41	415,000	425,686
4.00% 10/1/46	125,000	139,487

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	$139,319
Series 8-G 5.00% 12/1/32	125,000	139,223
(University of St. Thomas)
4.00% 10/1/36	300,000	336,822
5.00% 10/1/34	350,000	422,632
5.00% 10/1/35	750,000	904,245
Series 7-U 4.00% 4/1/26	1,400,000	1,436,834
Series A 5.00% 10/1/29	630,000	734,567
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	340,000	349,476
(Great River School Project)
Series A 144A 5.25% 7/1/33 #	140,000	153,453
(Hmong College Prep Academy Project)
Series A 5.00% 9/1/40	1,000,000	1,129,020
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	260,000	278,041
University of Minnesota
(State Supported Biomedical Science Research
Facilities Funding Program)
Series A 5.00% 8/1/36	200,000	274,566
		13,399,102
Electric Revenue Bonds – 4.90%
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	280,470
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	545,855
Series A 5.00% 10/1/30	240,000	262,010
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	168,288
5.00% 1/1/30	235,000	269,439
5.00% 1/1/31	350,000	392,396
Series A 5.00% 1/1/25	200,000	206,462
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	348,648
Series A 5.00% 12/1/29	500,000	579,585
Series A 5.00% 12/1/31	575,000	665,948

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	$463,471
		4,182,572
Healthcare Revenue Bonds – 21.43%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	270,000	283,106
Apple Valley Senior Living Revenue
(PHS Apple Valley Senior Housing, Inc.- Orchard Path
Phase II Project)
4.00% 9/1/61	370,000	364,213
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	475,000	394,744
3rd Tier Series C 5.00% 1/1/32	400,000	298,264
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project)
Series A 5.50% 12/1/48	250,000	255,280
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	254,855
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	654,234
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	97,690
4.00% 9/1/39	100,000	93,528
Crookston Health Care Facilities Revenue
(RiverView Health Project)
5.00% 5/1/38	400,000	412,600
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	480,000	483,499
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	875,783
Series A 5.00% 2/15/48	390,000	448,687
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	427,177

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	$270,435
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	273,334	268,898
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	544,265
5.00% 5/1/28	1,000,000	1,159,800
(North Memorial Health Care)
5.00% 9/1/31	320,000	352,726
Minneapolis Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	500,000	572,970
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	555,725
Series A 5.00% 11/15/34	500,000	555,725
Series A 5.00% 11/15/35	500,000	596,840
Series A 5.00% 11/15/49	1,000,000	1,166,640
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	530,000	533,535
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/27	1,205,000	1,405,873
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	575,000	567,617
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	951,799
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 5.00% 11/15/47	275,000	315,507
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/32	1,000,000	1,104,530
Series A 5.00% 7/1/33	200,000	220,768

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project)
5.00% 5/1/33	500,000	$508,110
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	132,378
5.00% 8/1/35	150,000	158,745
West St. Paul, Housing and Health Care Facilities
Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	504,460
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	512,855
		18,303,861
Housing Revenue Bonds – 0.64%
Minnesota Housing Finance Agency Residential Housing
Finance
Series I 2.00% 7/1/40	280,000	257,871
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	285,000	289,110
		546,981
Lease Revenue Bonds – 4.27%
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	1,100,000	1,150,765
Series A 5.00% 6/1/43	715,000	746,996
Series B 5.00% 3/1/27	1,000,000	1,003,500
Minnesota Housing Finance Agency
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	744,100
		3,645,361
Local General Obligation Bonds – 19.77%
Bloomington Independent School District No. 271
(School District Credit Enhancement Program)
Series A 2.00% 2/1/27	585,000	598,759

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/28	1,000,000	$1,134,420
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	272,533
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,737,255
Series A 5.00% 12/1/38	1,055,000	1,243,729
Series C 5.00% 12/1/30	1,500,000	1,746,240
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/26	500,000	582,580
Series D 5.00% 12/1/30	2,365,000	3,005,419
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	250,406
Series B 4.00% 2/1/36	465,000	529,268
Series B 4.00% 2/1/37	600,000	689,910
Series B 5.00% 2/1/40	500,000	625,980
Series D 5.00% 2/1/34	250,000	316,037
St. Michael-Albertville Independent School District No.
885
(School Building)
Series A 5.00% 2/1/27	500,000	570,075
Virginia, Minnesota
(General Obligation Sales Tax Revenue)
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,098,490
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,420,000	2,483,186
		16,884,287
Pre-Refunded/Escrowed to Maturity Bonds – 3.73%
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32-22 §	750,000	759,653
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/22	425,000	435,459
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School)
Series A 144A 5.00% 8/1/22 #	325,000	330,883

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	$186,313
Series A 5.00% 11/15/30-25 §	120,000	135,500
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24 §	1,250,000	1,336,775
		3,184,583
Special Tax Revenue Bonds – 3.26%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/27	150,000	158,550
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	919,482
Series A-1 4.579% 7/1/46 ^	740,000	240,396
Series A-1 4.75% 7/1/53	955,000	1,056,173
Series A-2 4.536% 7/1/53	378,000	413,400
		2,788,001
State General Obligation Bonds – 18.20%
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 5.50% 6/1/22 #	180,000	183,375
(Public Improvement)
Series A Unrefunded Balance 5.125% 7/1/31 ‡	1,550,000	1,548,062
Series B 5.75% 7/1/38 ‡	345,000	340,253
Minnesota
Series A 5.00% 8/1/30	2,000,000	2,469,980
Series A 5.00% 8/1/33	285,000	343,545
Series A 5.00% 8/1/34	1,000,000	1,204,470
Series A 5.00% 8/1/35	2,000,000	2,455,720
Series A 5.00% 8/1/40	750,000	931,837
Series D 5.00% 8/1/26	2,500,000	2,887,000
Series D 5.00% 8/1/27	1,500,000	1,730,805
Series E 5.00% 10/1/26	500,000	580,005
Minnesota State
Series A 5.00% 8/1/30	450,000	543,735
Series A 5.00% 9/1/31	250,000	322,328
		15,541,115

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 3.82%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Subordinate)
Series B 5.00% 1/1/44 (AMT)	1,600,000	$1,856,384
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	470,443
Series A 4.00% 8/1/27	545,000	567,765
Series A 4.00% 8/1/28	350,000	363,346
		3,257,938
Water & Sewer Revenue Bonds – 2.26%
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	575,000	651,596
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	628,540
Series C 4.00% 3/1/32	585,000	650,192
		1,930,328
Total Municipal Bonds (cost $83,275,148)		84,555,306

Short-Term Investments – 0.29%
Variable Rate Demand Note – 0.29%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.09% 11/15/48
(LOC – Wells Fargo Bank N.A.)	250,000	250,000
Total Short-Term Investments (cost $250,000)		250,000
Total Value of Securities–99.30%
(cost $83,525,148)		$84,805,306

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $2,042,387, which represents 2.39% of the Fund's net assets. See Note 6 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

‡	Non-income producing security. Security is currently in default.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.20%
Corporate Revenue Bonds – 1.80%
Cottonwood
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$1,132,947
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	2,975,000	2,995,766
		4,128,713
Education Revenue Bonds – 24.28%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	892,407
Series A 4.25% 7/1/47	750,000	785,655
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/39	1,270,000	1,306,259
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,047
Series A 5.00% 7/1/45	230,000	238,062
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	1,000,000	1,081,270
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/48	1,000,000	1,064,910
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	729,392
Series A 5.75% 8/1/44	585,000	603,071
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	249,713
Series A 5.00% 7/1/47	710,000	748,177
(Parnassus Preparatory School Project)
Series A 5.00% 11/1/47	650,000	697,372
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	171,121
Series A 5.00% 7/1/44	495,000	508,771

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	$1,053,300
Series A 5.00% 7/1/47	800,000	838,032
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	780,225
144A 5.00% 8/1/53 #	570,000	596,294
5.25% 8/1/39	800,000	837,400
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,256,605
5.00% 5/1/47	2,750,000	2,947,202
(Carleton College)
4.00% 3/1/37	635,000	693,604
(Gustavus Adolphus College)
5.00% 10/1/47	1,000,000	1,141,860
(Macalester College)
3.00% 3/1/40	365,000	375,403
3.00% 3/1/43	325,000	330,873
4.00% 3/1/31	125,000	146,681
4.00% 3/1/32	155,000	179,780
4.00% 3/1/33	150,000	173,522
4.00% 3/1/34	150,000	173,084
4.00% 3/1/35	125,000	143,730
4.00% 3/1/36	125,000	143,591
4.00% 3/1/37	100,000	114,730
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	254,503
4.00% 5/1/25	200,000	203,360
4.00% 5/1/26	100,000	101,558
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	629,636
Series A 5.00% 10/1/32	715,000	833,969
Series A 5.00% 10/1/45	670,000	766,942
(St. John's University)
Series 8-I 5.00% 10/1/34	215,000	239,129
(St. Olaf College)
3.00% 10/1/41	530,000	543,648
4.00% 10/1/50	935,000	1,040,262
Series 8-G 5.00% 12/1/31	205,000	228,483

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/32	205,000	$228,325
Series 8-N 4.00% 10/1/34	800,000	869,224
Series 8-N 4.00% 10/1/35	590,000	640,781
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	322,863
Series B 5.00% 10/1/39	770,000	826,926
(University of St. Thomas)
4.00% 10/1/37	500,000	561,125
4.00% 10/1/41	1,000,000	1,114,520
4.00% 10/1/44	950,000	1,052,980
Series A 4.00% 10/1/35	400,000	439,908
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,435,000	1,468,091
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	750,000	655,065
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,750,000	1,798,772
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	106,096
Series A 144A 5.50% 7/1/52 #	265,000	287,069
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	215,000	242,739
Series A 5.00% 9/1/43	250,000	280,283
Series A 5.00% 9/1/55	1,000,000	1,109,430
Series A 5.75% 9/1/46	500,000	554,115
Series A 6.00% 9/1/51	3,500,000	3,907,435
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,312,240
Series A 4.125% 9/1/47	1,250,000	1,281,713
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,605,150
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,395,745
Series A 5.00% 11/1/39	2,000,000	2,498,660
Series A 5.00% 9/1/40	900,000	1,053,594

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 9/1/41	620,000	$725,090
(State Supported Biomedical Science Research
Facilities Funding Program)
Series A 5.00% 8/1/36	300,000	411,849
Woodbury Charter School Lease Revenue
(MSA Building Company)
Series A 4.00% 12/1/50	450,000	475,520
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	660,000	682,321
Series A 4.00% 7/1/56	575,000	592,146
		55,604,408
Electric Revenue Bonds – 4.59%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	505,205
Series A 5.00% 12/1/26	360,000	370,868
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	180,132
5.00% 10/1/28	500,000	545,855
5.00% 10/1/47	745,000	837,738
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	564,330
5.00% 1/1/28	500,000	562,145
5.00% 1/1/29	470,000	527,302
5.00% 1/1/33	225,000	256,966
5.00% 1/1/34	200,000	228,116
Series A 5.00% 1/1/24	335,000	345,409
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	170,156
Series AAA 5.25% 7/1/25 ‡	95,000	98,444
Series CCC 5.25% 7/1/27 ‡	650,000	673,562
Series WW 5.00% 7/1/28 ‡	585,000	603,281
Series XX 4.75% 7/1/26 ‡	105,000	107,888
Series XX 5.25% 7/1/40 ‡	295,000	305,694
Series XX 5.75% 7/1/36 ‡	370,000	386,187
Series ZZ 4.75% 7/1/27 ‡	85,000	87,338
Series ZZ 5.25% 7/1/24 ‡	130,000	134,712
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	520,060
Series A 5.00% 12/1/35	500,000	577,100

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series A 5.00% 12/1/36	520,000	$599,160
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	444,364
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	867,168
		10,499,180
Healthcare Revenue Bonds – 30.03%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	400,000	412,876
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	860,051
5.00% 9/1/43	535,000	552,297
5.00% 9/1/58	1,175,000	1,201,437
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	387,618
4th Tier Series D 7.00% 1/1/37	490,000	380,299
4th Tier Series D 7.25% 1/1/52	1,495,000	1,088,764
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project)
Series A 5.50% 12/1/48	1,280,000	1,307,034
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,496,387
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project)
Series A 5.50% 11/1/35	645,000	468,199
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	233,820
5.00% 9/1/52	1,500,000	1,513,230
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,479,975
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,025,000	1,050,974

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/51 #	870,000	$875,264
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	336,032
Series A 5.00% 4/1/40	315,000	315,709
Series A 5.00% 4/1/48	185,000	185,029
Duluth Economic Development Authority
(Benedictine Health System)
Series A 4.00% 7/1/41	930,000	954,952
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,770,950
Series A 5.00% 2/15/48	1,590,000	1,829,263
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/38	400,000	443,096
Series A 4.00% 6/15/39	250,000	276,335
Unrefunded Balance 6.00% 6/15/39	975,000	987,812
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	185,192
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	733,035
(St. John's Lutheran Home of Albert Lea Project)
5.375% 10/1/44	165,000	162,972
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,257,252
5.00% 5/1/26	1,300,000	1,475,136
5.00% 5/1/29	500,000	578,025
(North Memorial Health Care)
5.00% 9/1/30	610,000	673,312
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project)
5.00% 7/1/49	1,000,000	1,030,560
Minneapolis Health Care System Revenue
(Allina Health System)
4.00% 11/15/39	1,000,000	1,148,070
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,091,890

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	1,200,000	$1,333,740
Series A 5.00% 11/15/34	500,000	555,725
Series A 5.00% 11/15/44	1,000,000	1,105,770
Series A 5.00% 11/15/49	1,450,000	1,691,628
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	1,700,000	1,713,107
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/29	415,000	483,732
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	493,595
4.20% 8/1/49	1,500,000	1,446,390
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	180,738
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	1,790,000	1,801,044
Rochester, Minnesota
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	950,000	992,788
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,089,385
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	825,000	814,407
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	137,116
5.00% 9/1/34	105,000	113,435
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	273,725
5.00% 5/1/48	3,900,000	4,582,734
Series A 4.00% 5/1/37	1,440,000	1,552,738
Series A 5.00% 5/1/46	2,000,000	2,241,140

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project)
5.00% 7/1/55	1,000,000	$966,880
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	705,656
Series A 5.00% 11/15/47	485,000	556,440
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,403,556
Series A 5.00% 7/1/29	1,000,000	1,106,580
Series A 5.00% 7/1/32	900,000	994,077
Series A 5.00% 7/1/33	1,540,000	1,699,914
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Obligated Group)
Series A 4.00% 11/1/42	700,000	667,709
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,721,250
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.375% 5/1/43	1,000,000	1,000,110
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/36	1,000,000	1,169,590
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project)
5.00% 8/1/39	1,500,000	1,499,970
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	506,695
4.00% 8/1/38	500,000	511,155
4.00% 8/1/39	400,000	408,268
4.00% 8/1/44	700,000	709,884
5.00% 8/1/54	750,000	785,310
		68,758,828
Housing Revenue Bonds – 1.64%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00% 5/1/54	1,000,000	1,026,950

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency
Series I 2.20% 1/1/51	650,000	$577,746
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/33	100,000	108,108
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	1,275,000	1,293,386
Stillwater Multifamily Housing Revenue
(Orleans Homes Project)
5.50% 2/1/42 (AMT)	750,000	750,660
		3,756,850
Lease Revenue Bonds – 2.39%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,830,762
Series A 5.00% 6/1/43	1,000,000	1,044,750
Minnesota Housing Finance Agency
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,529,728
Series D 5.00% 8/1/31	830,000	1,060,093
		5,465,333
Local General Obligation Bonds – 7.70%
Anoka-Hennepin Independent School District No. 11
Series A 3.00% 2/1/43	500,000	513,055
Duluth General Obligation Entertainment Convention
Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,128,720
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	480,533
Series A 4.20% 3/1/34	750,000	770,062
Hennepin County
Series A 5.00% 12/1/33	1,560,000	1,971,013
Series A 5.00% 12/1/37	910,000	1,074,428
Series C 5.00% 12/1/37	2,500,000	2,891,700
Lakeville Independent School District No. 194
Series B 4.00% 2/1/29	1,625,000	1,871,984
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,104,430
Series A 5.00% 2/1/29	1,000,000	1,103,220
Series A 5.00% 2/1/31	1,000,000	1,102,920

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	$182,114
Series A 4.00% 2/1/37	215,000	244,307
Series A 4.00% 2/1/38	220,000	249,590
Series B 4.00% 2/1/36	335,000	381,300
Series B 4.00% 2/1/37	445,000	505,658
Series B 4.00% 2/1/38	465,000	527,542
Series B 5.00% 2/1/40	620,000	776,215
Wayzata Independent School District No. 284
(School Building)
Series A 5.00% 2/1/28	650,000	756,652
		17,635,443
Pre-Refunded/Escrowed to Maturity Bonds – 4.41%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/43-23 §	500,000	528,550
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32-22 §	2,000,000	2,025,740
6.00% 6/15/39-22 §	25,000	25,375
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	332,998
Series 7-Q 5.00% 10/1/26-22 §	280,000	286,891
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School)
Series A 144A 5.00% 8/1/22 #	1,520,000	1,547,512
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	354,928
5.00% 7/1/27-23 §	245,000	257,544
5.00% 7/1/28-23 §	225,000	236,520
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	310,521
Series A 5.00% 11/15/30-25 §	205,000	231,480
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	534,710
Series A 5.00% 1/1/33-24 §	750,000	802,065
Series A 5.00% 1/1/34-24 §	450,000	481,239

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40-24 §	2,000,000	$2,138,840
		10,094,913
Special Tax Revenue Bonds – 4.72%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/31	250,000	259,853
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	202,640
4.00% 3/1/30	260,000	262,691
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	710,864
4.00% 3/1/27	650,000	658,573
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.562% 7/1/46 ^	5,030,000	1,634,046
Series A-1 4.75% 7/1/53	3,155,000	3,489,240
Series A-1 5.00% 7/1/58	275,000	308,399
Series A-2 4.536% 7/1/53	3,000,000	3,280,950
		10,807,256
State General Obligation Bonds – 11.82%
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 5.50% 6/1/22 #	470,000	478,813
Series PIB 2006A CPI Linked 144A 0.01% 6/1/22 #, •	2,350,000	2,332,375
(Public Improvement)
Series B 5.75% 7/1/38 ‡	920,000	907,341
Unrefunded Balance
5.125% 7/1/31 ‡	4,450,000	4,444,437
Minnesota
Series A 5.00% 8/1/27	750,000	841,020
Series A 5.00% 8/1/29	1,000,000	1,119,940
Series A 5.00% 8/1/30	1,250,000	1,510,375
Series A 5.00% 8/1/33	660,000	795,577
Series A 5.00% 8/1/34	2,185,000	2,631,767
Series A 5.00% 8/1/35	1,000,000	1,227,860
Series D 5.00% 8/1/26	1,000,000	1,154,800
Series D 5.00% 8/1/27	1,000,000	1,153,870
Series E 5.00% 10/1/26	1,085,000	1,258,611

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A 4.00% 9/1/39	690,000	$808,880
Series A 4.00% 9/1/40	530,000	620,174
Series A 5.00% 8/1/32	1,915,000	2,078,828
Series A 5.00% 8/1/38	1,000,000	1,201,480
Series A 5.00% 8/1/38	2,000,000	2,496,940
		27,063,088
Transportation Revenue Bonds – 3.87%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Senior)
Series C 5.00% 1/1/46	185,000	210,510
(Subordinate)
Series A 5.00% 1/1/32	500,000	531,700
Series A 5.00% 1/1/49	1,500,000	1,750,560
Series B 5.00% 1/1/44 (AMT)	4,000,000	4,640,960
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,733,160
		8,866,890
Water & Sewer Revenue Bonds – 0.95%
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,073,524
Series C 4.00% 3/1/32	1,000,000	1,111,440
		2,184,964
Total Municipal Bonds (cost $220,266,733)		224,865,866

Short-Term Investments – 0.71%
Variable Rate Demand Notes – 0.71%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.09% 11/15/48
(LOC – Wells Fargo Bank N.A.)	1,120,000	1,120,000

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System) Series B-1A 0.06% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	500,000	$500,000
Total Short-Term Investments (cost $1,620,000)		1,620,000
Total Value of Securities—98.91%
(cost $221,886,733)		$226,485,866

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $11,132,361, which represents 4.86% of the Fund's net assets. See Note 6 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
CPI – Consumer Price Index
ICE – Intercontinental Exchange, Inc.

Summary of abbreviations: (continued)
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	February 28, 2022 (Unaudited)

			Delaware
			Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Assets:
Investments, at value*	$595,008,340	$84,805,306	$226,485,866
Cash	316,709	4,262	1,111,102
Interest receivable	5,942,665	790,056	2,396,338
Receivable for fund shares sold	1,108,441	115,457	204,283
Other assets	4,099	605	1,585
Total Assets	602,380,254	85,715,686	230,199,174
Liabilities:
Payable for securities purchased	898,473	—	744,865
Payable for fund shares redeemed	869,542	207,284	268,959
Investment management fees
payable to affiliates	204,405	17,943	73,951
Distribution payable	173,008	11,243	10,360
Distribution fees payable to affiliates	79,688	13,784	31,340
Dividend disbursing and transfer
agent fees and expenses payable
to non-affiliates	41,652	7,322	17,242
Accounting and administration
expenses payable to non-affiliates	40,074	17,975	24,191
Other accrued expenses	37,565	12,061	26,022
Audit and tax fees payable	20,313	20,313	20,313
Dividend disbursing and transfer
agent fees and expenses payable
to affiliates	4,135	599	1,594
Accounting and administration
expenses payable to affiliates	1,725	512	854
Trustees’ fees and expenses
payable to affiliates	1,527	225	596
Legal fees payable to affiliates	1,057	135	356
Reports and statements to
shareholders expenses payable to
affiliates	434	62	166
Reports and statements to
shareholders expenses payable to
non-affiliates	78	4,736	2,239
Total Liabilities	2,373,676	314,194	1,223,048
Total Net Assets	$600,006,578	$85,401,492	$228,976,126

			Delaware
			Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Net Assets Consist of:
Paid-in capital	$585,451,670	$84,289,790	$225,293,930
Total distributable earnings (loss)	14,554,908	1,111,702	3,682,196
Total Net Assets	$600,006,578	$85,401,492	$228,976,126
Net Asset Value

Class A:
Net assets	$351,951,755	$60,397,087	$108,934,091
Shares of beneficial interest
outstanding, unlimited authorization,
no par	28,695,106	5,589,985	9,960,553
Net asset value per share	$12.27	$10.80	$10.94
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.85	$11.11	$11.46
Class C:
Net assets	$15,538,898	$2,681,370	$13,381,630
Shares of beneficial interest
outstanding, unlimited authorization,
no par	1,262,705	247,664	1,221,190
Net asset value per share	$12.31	$10.83	$10.96

Institutional Class:
Net assets	$232,515,925	$22,323,035	$106,660,405
Shares of beneficial interest
outstanding, unlimited authorization,
no par	18,961,611	2,065,355	9,755,657
Net asset value per share	$12.26	$10.81	$10.93
____________________
*Investments, at cost	$579,580,113	$83,525,148	$221,886,733

See accompanying notes, which are an integral part of the financial statements.

Statements of operations	Six months ended February 28, 2022 (Unaudited)

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment Income:
Interest	$8,704,176	$1,165,831	$3,668,946
Expenses:
Management fees	1,617,318	220,269	631,859
Distribution expenses — Class A	452,314	77,425	138,487
Distribution expenses — Class C	81,239	14,256	68,967
Dividend disbursing and transfer
agent fees and expenses	187,498	30,817	86,316
Accounting and administration
expenses	70,060	26,967	38,954
Reports and statements to
shareholders expenses	27,436	6,502	11,915
Registration fees	27,097	7,875	7,217
Legal fees	21,004	3,209	7,897
Audit and tax fees	20,313	20,313	20,313
Custodian fees	9,274	1,418	3,452
Trustees’ fees and expenses	7,751	1,154	3,010
Other	30,950	12,790	20,083
	2,552,254	422,995	1,038,470
Less expenses waived	(226,401)	(84,488)	(99,671)
Less waived distribution
expenses — Class A	—	(20,509)	—
Less expenses paid indirectly	(90)	(15)	(41)
Total operating expenses	2,325,763	317,983	938,758
Net Investment Income	6,378,413	847,848	2,730,188
Net Realized and Unrealized Loss:
Net realized loss on investments	(425,259)	(8,101)	(242,322)
Net change in unrealized
appreciation (depreciation) of
investments	(20,676,249)	(3,321,640)	(8,070,274)
Net Realized and Unrealized Loss	(21,101,508)	(3,329,741)	(8,312,596)
Net Decrease in Net Assets
Resulting from Operations	$(14,723,095)	$(2,481,893)	$(5,582,408)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,378,413	$14,026,404
Net realized gain (loss)	(425,259)	363,044
Net change in unrealized appreciation (depreciation)	(20,676,249)	9,593,632
Net increase (decrease) in net assets resulting from
operations	(14,723,095)	23,983,080

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,725,601)	(8,602,767)
Class C	(106,353)	(317,142)
Institutional Class	(2,532,431)	(5,112,180)
	(6,364,385)	(14,032,089)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,640,968	32,776,523
Class C	1,036,937	2,912,226
Institutional Class	34,188,183	50,547,588
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	3,397,517	7,926,134
Class C	105,192	317,438
Institutional Class	1,798,659	3,667,541
	58,167,456	98,147,450

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(32,177,754)	$(44,859,294)
Class C	(2,130,314)	(11,729,082)
Institutional Class	(14,545,890)	(19,881,471)
	(48,853,958)	(76,469,847)
Increase in net assets derived from capital share
transactions	9,313,498	21,677,603
Net Increase (Decrease) in Net Assets	(11,773,982)	31,628,594
Net Assets:
Beginning of period	611,780,560	580,151,966
End of period	$600,006,578	$611,780,560

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$847,848	$1,804,783
Net realized gain (loss)	(8,101)	8,561
Net change in unrealized appreciation (depreciation)	(3,321,640)	950,052
Net increase (decrease) in net assets resulting from
operations	(2,481,893)	2,763,396

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(588,942)	(1,225,791)
Class C	(15,473)	(45,202)
Institutional Class	(243,551)	(533,028)
	(847,966)	(1,804,021)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,618,087	8,198,066
Class C	132,455	203,775
Institutional Class	1,223,000	2,572,951
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	514,698	1,062,594
Class C	15,453	45,232
Institutional Class	237,960	517,558
	3,741,653	12,600,176

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,892,173)	$(4,194,808)
Class C	(349,718)	(2,455,208)
Institutional Class	(2,203,731)	(4,259,309)
	(5,445,622)	(10,909,325)
Increase (decrease) in net assets derived from capital
share transactions	(1,703,969)	1,690,851
Net Increase (Decrease) in Net Assets	(5,033,828)	2,650,226
Net Assets:
Beginning of period	90,435,320	87,785,094
End of period	$85,401,492	$90,435,320

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,730,188	$5,390,671
Net realized gain (loss)	(242,322)	131,524
Net change in unrealized appreciation (depreciation)	(8,070,274)	6,128,862
Net increase (decrease) in net assets resulting from
operations	(5,582,408)	11,651,057

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,268,715)	(2,693,124)
Class C	(105,987)	(287,866)
Institutional Class	(1,335,168)	(2,391,905)
	(2,709,870)	(5,372,895)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,847,048	14,985,779
Class C	1,072,198	1,946,841
Institutional Class	18,246,226	37,821,169
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,210,368	2,555,804
Class C	104,662	286,098
Institutional Class	1,314,317	2,344,543
	27,794,819	59,940,234

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,749,302)	$(12,024,584)
Class C	(1,619,240)	(7,801,987)
Institutional Class	(11,867,635)	(15,296,157)
	(20,236,177)	(35,122,728)
Increase in net assets derived from capital share
transactions	7,558,642	24,817,506
Net Increase (Decrease) in Net Assets	(733,636)	31,095,668
Net Assets:
Beginning of period	229,709,762	198,614,094
End of period	$228,976,126	$229,709,762

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.70	$12.49	$12.68	$12.14	$12.54	$12.87

0.13	0.29	0.31	0.36	0.37	0.38
(0.43)	0.21	(0.16)	0.54	(0.34)	(0.32)
(0.30)	0.50	0.15	0.90	0.03	0.06

(0.13)	(0.29)	(0.31)	(0.36)	(0.37)	(0.39)
—	—	(0.03)	—	(0.06)	—
(0.13)	(0.29)	(0.34)	(0.36)	(0.43)	(0.39)

$12.27	$12.70	$12.49	$12.68	$12.14	$12.54

(2.39% )	4.05%	1.30%	7.54%	0.26%	0.49%

$351,952	$375,799	$373,691	$386,790	$390,477	$423,497
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.93%	0.93%	0.93%	0.93%	0.94%	0.95%
2.06%	2.30%	2.53%	2.92%	2.99%	3.08%
1.98%	2.22%	2.45%	2.84%	2.90%	2.98%
9%	3%	15%	13%	16%	17%

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.75	$12.53	$12.72	$12.18	$12.58	$12.91

0.08	0.20	0.22	0.27	0.28	0.29
(0.44)	0.22	(0.16)	0.54	(0.34)	(0.33)
(0.36)	0.42	0.06	0.81	(0.06)	(0.04)

(0.08)	(0.20)	(0.22)	(0.27)	(0.28)	(0.29)
—	—	(0.03)	—	(0.06)	—
(0.08)	(0.20)	(0.25)	(0.27)	(0.34)	(0.29)

$12.31	$12.75	$12.53	$12.72	$12.18	$12.58

(2.82% )	3.35%	0.54%	6.73%	(0.49% )	(0.25% )

$15,539	$17,096	$25,219	$29,933	$35,642	$51,045
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.68%	1.68%	1.68%	1.68%	1.69%	1.70%
1.31%	1.55%	1.78%	2.17%	2.24%	2.33%
1.23%	1.47%	1.70%	2.09%	2.15%	2.23%
9%	3%	15%	13%	16%	17%

Financial highlights
Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.70	$12.49	$12.68	$12.14	$12.54	$12.87

0.14	0.32	0.34	0.39	0.40	0.41
(0.44)	0.21	(0.16)	0.54	(0.34)	(0.32)
(0.30)	0.53	0.18	0.93	0.06	0.09

(0.14)	(0.32)	(0.34)	(0.39)	(0.40)	(0.42)
—	—	(0.03)	—	(0.06)	—
(0.14)	(0.32)	(0.37)	(0.39)	(0.46)	(0.42)

$12.26	$12.70	$12.49	$12.68	$12.14	$12.54

(2.35% )	4.31%	1.55%	7.81%	0.51%	0.75%

$232,516	$218,886	$181,242	$169,241	$119,894	$88,826
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.68%	0.68%	0.68%	0.68%	0.69%	0.70%
2.31%	2.55%	2.78%	3.17%	3.24%	3.33%
2.23%	2.47%	2.70%	3.09%	3.15%	3.23%
9%	3%	15%	13%	16%	17%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.22	$11.10	$11.25	$10.82	$11.17	$11.44

0.10	0.23	0.27	0.31	0.30	0.31
(0.42)	0.11	(0.15)	0.43	(0.31)	(0.25)
(0.32)	0.34	0.12	0.74	(0.01)	0.06

(0.10)	(0.22)	(0.27)	(0.31)	(0.30)	(0.31)
—	—	—	—	(0.04)	(0.02)
(0.10)	(0.22)	(0.27)	(0.31)	(0.34)	(0.33)

$10.80	$11.22	$11.10	$11.25	$10.82	$11.17

(2.83% )	3.13%	1.08%	7.00%	(0.01% )	0.55%

$60,397	$63,499	$57,788	$55,918	$59,284	$68,934
0.74%	0.71%	0.71%	0.71%	0.79%	0.84%
1.00%	1.00%	1.02%	1.04%	1.00%	0.99%
1.91%	2.01%	2.39%	2.87%	2.77%	2.79%
1.65%	1.72%	2.08%	2.54%	2.56%	2.64%
8%	7%	20%	19%	17%	22%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.24	$11.12	$11.27	$10.84	$11.19	$11.47

0.06	0.13	0.17	0.22	0.21	0.22
(0.41)	0.12	(0.15)	0.43	(0.31)	(0.26)
(0.35)	0.25	0.02	0.65	(0.10)	(0.04)

(0.06)	(0.13)	(0.17)	(0.22)	(0.21)	(0.22)
—	—	—	—	(0.04)	(0.02)
(0.06)	(0.13)	(0.17)	(0.22)	(0.25)	(0.24)

$10.83	$11.24	$11.12	$11.27	$10.84	$11.19

(3.13% )	2.26%	0.22%	6.09%	(0.86% )	(0.39% )

$2,681	$2,990	$5,149	$7,167	$8,558	$11,885
1.56%	1.56%	1.56%	1.56%	1.64%	1.69%
1.75%	1.75%	1.77%	1.79%	1.75%	1.74%
1.09%	1.16%	1.54%	2.02%	1.92%	1.94%
0.90%	0.97%	1.33%	1.79%	1.81%	1.89%
8%	7%	20%	19%	17%	22%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.22	$11.10	$11.25	$10.83	$11.17	$11.45

0.11	0.24	0.28	0.33	0.32	0.33
(0.41)	0.12	(0.15)	0.42	(0.30)	(0.26)
(0.30)	0.36	0.13	0.75	0.02	0.07

(0.11)	(0.24)	(0.28)	(0.33)	(0.32)	(0.33)
—	—	—	—	(0.04)	(0.02)
(0.11)	(0.24)	(0.28)	(0.33)	(0.36)	(0.35)

$10.81	$11.22	$11.10	$11.25	$10.83	$11.17

(2.65% )	3.29%	1.23%	7.06%	0.23%	0.61%

$22,323	$23,946	$24,848	$17,718	$11,470	$18,800
0.56%	0.56%	0.56%	0.56%	0.64%	0.69%
0.75%	0.75%	0.77%	0.79%	0.75%	0.74%
2.09%	2.16%	2.54%	3.02%	2.92%	2.94%
1.90%	1.97%	2.33%	2.79%	2.81%	2.89%
8%	7%	20%	19%	17%	22%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.34	$11.00	$11.21	$10.66	$10.88	$11.13

0.13	0.28	0.29	0.32	0.32	0.33
(0.40)	0.34	(0.21)	0.55	(0.22)	(0.25)
(0.27)	0.62	0.08	0.87	0.10	0.08

(0.13)	(0.28)	(0.29)	(0.32)	(0.32)	(0.33)
(0.13)	(0.28)	(0.29)	(0.32)	(0.32)	(0.33)

$10.94	$11.34	$11.00	$11.21	$10.66	$10.88

(2.42% )	5.71%	0.81%	8.33%	0.95%	0.84%

$108,934	$112,606	$103,913	$103,487	$98,980	$98,491
0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
0.97%	0.97%	0.97%	0.99%	0.99%	0.99%
2.30%	2.52%	2.69%	2.97%	2.98%	3.08%
2.22%	2.44%	2.61%	2.87%	2.88%	2.98%
6%	3%	18%	12%	14%	19%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.36	$11.02	$11.23	$10.68	$10.90	$11.15

0.09	0.20	0.21	0.24	0.24	0.25
(0.40)	0.34	(0.21)	0.55	(0.22)	(0.25)
(0.31)	0.54	— [3]	0.79	0.02	— [3]

(0.09)	(0.20)	(0.21)	(0.24)	(0.24)	(0.25)
—	—	—	—	—	—
(0.09)	(0.20)	(0.21)	(0.24)	(0.24)	(0.25)

$10.96	$11.36	$11.02	$11.23	$10.68	$10.90

(2.78% )	4.92%	0.05%	7.51%	0.19%	0.09%

$13,382	$14,317	$19,376	$21,059	$21,651	$32,223
1.64%	1.64%	1.64%	1.64%	1.64%	1.64%
1.72%	1.72%	1.72%	1.74%	1.74%	1.74%
1.55%	1.77%	1.94%	2.22%	2.23%	2.33%
1.47%	1.69%	1.86%	2.12%	2.13%	2.23%
6%	3%	18%	12%	14%	19%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.33	$11.00	$11.20	$10.66	$10.87	$11.12

0.14	0.31	0.32	0.35	0.35	0.36
(0.40)	0.33	(0.20)	0.54	(0.21)	(0.25)
(0.26)	0.64	0.12	0.89	0.14	0.11

(0.14)	(0.31)	(0.32)	(0.35)	(0.35)	(0.36)
—	—	—	—	—	—
(0.14)	(0.31)	(0.32)	(0.35)	(0.35)	(0.36)

$10.93	$11.33	$11.00	$11.20	$10.66	$10.87

(2.31% )	5.89%	1.15%	8.50%	1.30%	1.09%

$106,660	$102,787	$75,325	$75,155	$53,501	$44,805
0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
0.72%	0.72%	0.72%	0.74%	0.74%	0.74%
2.55%	2.77%	2.94%	3.22%	3.23%	3.33%
2.47%	2.69%	2.86%	3.12%	3.13%	3.23%
6%	3%	18%	12%	14%	19%

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds February 28, 2022 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Tax-Free Minnesota High-Yield Fund prior to December 2, 2019, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase; unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Minnesota High-Yield Municipal Bond Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund's tax positions taken or expected to be taken on each Fund's federal income tax returns through the six months ended February 28, 2022, and for all open tax years (years ended August 31, 2019–August 31, 2021), and has concluded that no provision for federal income tax is required in each Fund's financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended February 28, 2022.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Minnesota Fund	$90
Delaware Tax-Free Minnesota Intermediate Fund	15
Delaware Minnesota High-Yield Municipal Bond Fund	41

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2021 through February 28, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Operating expense	Operating expense
	limitation as	limitation as
	a percentage	a percentage
	of average	of average
	daily net assets	daily net assets
	(per annum)	(per annum)
	September 1, 2021-	December 29, 2021-
Fund	December 28, 2021	February 28, 2022
Delaware Tax-Free Minnesota Fund	0.60%	0.60%
Delaware Tax-Free Minnesota Intermediate Fund	0.56%	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.64%	0.63%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$13,454
Delaware Tax-Free Minnesota Intermediate Fund	3,693
Delaware Minnesota High-Yield Municipal Bond Fund	6,410

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended February 28, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$25,781
Delaware Tax-Free Minnesota Intermediate Fund	3,816
Delaware Minnesota High-Yield Municipal Bond Fund	9,925

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Prior to December 28, 2021, DDLP had contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$13,479
Delaware Tax-Free Minnesota Intermediate Fund	1,994
Delaware Minnesota High-Yield Municipal Bond Fund	5,090

For the six months ended February 28, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free Minnesota Fund	$5,203
Delaware Tax-Free Minnesota Intermediate Fund	1,327
Delaware Minnesota High-Yield Municipal Bond Fund	2,897

For the six months ended February 28, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$1,383	$291
Delaware Tax-Free Minnesota Intermediate Fund	—	49
Delaware Minnesota High-Yield Municipal Bond Fund	784	17

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2022, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2022, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Minnesota
Fund	$15,882,353	$7,850,095	$—
Delaware Tax-Free Minnesota
Intermediate Fund	4,429,340	3,250,066	—
Delaware Minnesota High-Yield
Municipal Bond Fund	6,643,639	7,655,086	—
____________________

Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund did not have any realized gains (losses) during the six months ended February 28, 2022.

*	The aggregate contractual waiver period covering this report is from December 29, 2020 through December 29, 2022.

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments

For the six months ended February 28, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$55,922,596	$55,079,826
Delaware Tax-Free Minnesota Intermediate Fund	6,632,860	7,580,469
Delaware Minnesota High-Yield Municipal Bond Fund	24,314,279	13,368,706

At February 28, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2022, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free
Minnesota Fund	$579,564,081	$21,026,246	$(5,581,987)	$15,444,259
Delaware Tax-Free
Minnesota
Intermediate
Fund	83,522,485	2,333,625	(1,050,804)	1,282,821
Delaware
Minnesota
High-Yield
Municipal Bond
Fund	221,817,891	7,344,456	(2,676,481)	4,667,975

At August 31, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free
Minnesota
Intermediate Fund	$158,828	$—	$158,828
Delaware Minnesota
High-Yield Municipal
Bond Fund	658,502	—	658,502

At August 31, 2021, Delaware Tax-Free Minnesota Fund did not have any capital loss carryforwards.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2022:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$579,663,340
Short-Term Investments	15,345,000
Total Value of Securities	$595,008,340

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$84,555,306
Short-Term Investments	250,000
Total Value of Securities	$84,805,306

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$224,865,866
Short-Term Investments	1,620,000
Total Value of Securities	$226,485,866

During the six months ended February 28, 2022, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund's net assets. During the six months ended February 28, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/22	8/31/21	2/28/22	8/31/21	2/28/22	8/31/21
Shares sold:
Class A	1,417,139	2,598,178	146,356	733,303	525,944	1,335,478
Class C	82,328	229,665	11,935	18,231	95,938	173,126
Institutional Class	2,746,119	4,005,429	110,362	230,335	1,630,813	3,378,165

Shares issued upon reinvestment of dividends and distributions:
Class A	271,666	628,677	46,673	95,192	108,517	228,413
Class C	8,382	25,115	1,398	4,046	9,366	25,557
Institutional Class	143,874	290,920	21,572	46,357	117,923	209,471
	4,669,508	7,777,984	338,296	1,127,464	2,488,501	5,350,210

Shares redeemed:
Class A	(2,572,945)	(3,561,554)	(262,509)	(375,043)	(607,342)	(1,077,601)
Class C	(169,181)	(925,806)	(31,579)	(219,279)	(144,568)	(696,408)
Institutional Class	(1,160,611)	(1,575,505)	(200,035)	(380,986)	(1,063,072)	(1,367,958)
	(3,902,737)	(6,062,865)	(494,123)	(975,308)	(1,814,982)	(3,141,967)

Net increase
(decrease)	766,771	1,715,119	(155,827)	152,156	673,519	2,208,243

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended February 28, 2022 and the year ended August 31, 2021, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund
Six months ended
2/28/22	80,540	1,908	1,914	80,541	$1,043,572
Year ended
8/31/21	98,743	222,179	218,722	103,060	4,062,123

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

4. Capital Shares (continued)

	Exchange		Exchange
	Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Intermediate Fund
Six months ended
2/28/22	6,906	320	320	6,906	$80,020
Year ended
8/31/21	—	37,029	37,119	—	415,214
Delaware Minnesota High-Yield Municipal Bond Fund
Six months ended
2/28/22	629	14,594	14,631	629	171,477
Year ended
8/31/21	629	56,466	56,330	936	636,964

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, each Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of February 28, 2022, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), and lower than Baa3 by Moody’s Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

6. Geographic, Credit, and Market Risks (continued)

outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-today functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in the Funds' financial statements.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children's Mercy Hospitals
and Clinics
Kansas City, MO

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15( b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR TAX FREE FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2022